Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
VegTech Plant-based Innovation & Climate ETF
Account Value [Line Items]
Line Graph and Table Measure Name	VegTech™ Plant-based Innovation & Climate ETF NAV
Account Value	$ 6,869	$ 5,801	$ 6,263
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,459	$ 9,027	$ 8,196